Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents	The components of cash and cash equivalents are as follows:
	June 30, 2026	December 31, 2025
Cash and cash equivalents	5,556	12,792
Short-term investments	4,258	659
Total	9,814	13,451